Virtus Short/Intermediate Bond Fund,
a series of Virtus Insight Trust
Supplement dated May 18, 2012 to the
Summary Prospectus and Statutory Prospectus dated May 1, 2012
IMPORTANT NOTICE TO INVESTORS OF VIRTUS SHORT/INTERMEDIATE BOND FUND
At the Special Meeting of Shareholders held on May 15, 2012, shareholders of the Virtus Short/Intermediate Bond Fund (the “fund”) voted to replace the fund’s current subadviser with Newfleet Asset Management, LLC (“Newfleet”).
Effective May 18, 2012, Newfleet is the subadviser to the fund. Accordingly, the fund’s name has changed, and its principal investment strategies, risks and subadvisory fee structure have been modified. These and other changes to the fund’s current prospectuses are more fully described below and are effective as of May 18, 2012.
The fund’s name has changed to Virtus Low Duration Income Fund. All references throughout the fund’s summary prospectus and the summary section of the fund’s statutory prospectus are hereby revised accordingly.
The fund’s investment objective is hereby revised to read: “The fund’s investment objective is to provide a high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates.”
The “Fees and Expenses” section in the fund’s summary prospectus and the summary section of the fund’s statutory prospectus is hereby revised to reflect that the maximum sales charge on Class A Shares is changed to 2.25%.
The Principal Investment Strategies described in the fund’s summary prospectus and in the summary section of the statutory prospectus are hereby replaced with the following:
The fund seeks current income with an emphasis on maintaining low volatility and overall short duration (within a range of 1-3 years) by investing primarily in higher quality, more liquid securities across 14 fixed income sectors. The fund seeks to achieve its objective by applying a time-tested approach of active sector rotation, extensive credit research and disciplined risk management designed to capitalize on opportunities across undervalued areas of the fixed income markets.
Under normal circumstances, the fund invests at least 80% of its assets in fixed income debt obligations of various types of issuers, to include some or all of the following:
> Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), and other pass-through securities;
> Debt securities issued by foreign issuers, including foreign governments and their political subdivisions;
> Investment-grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization; and
> High-yield debt instruments, including bank loans (which are generally floating-rate).
The fund may invest in all or some of these sectors.
In order to reflect the appropriate risks associated with the investment strategies employed by the new subadviser, the disclosure entitled “Principal Risks” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby amended by adding the following:
•	Emerging Market Risk—The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
•	High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk—The risk that the issuers of high yield-high risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.